Derivative Financial Instruments (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Settlement Obligation (Details Narrative)
Net change in the fair value of derivative liabilities	$ 0	$ 219,000	$ 219,000	$ 1,190,000
Derivative liabilities			382,000	163,000
Extinguishment of derivative liabilities			$ 382,000	$ 3,460,000